Property and Equipment, Net (Tables)	12 Months Ended
Apr. 24, 2016
Property and Equipment, Net
Schedule of components of property and equipment, net

	April 24,	April 26,
	2016	2015
Property and equipment:
Land and land improvements	$185,499	$185,023
Leasehold improvements	93,702	94,416
Buildings and improvements	659,969	652,251
Riverboats and floating pavilions	63,729	63,730
Furniture, fixtures and equipment	442,813	437,650
Construction in progress	39,276	11,481

Total property and equipment	1,484,988	1,444,551
Less accumulated depreciation	(674,538)	(638,186)

Property and equipment, net	$810,450	$806,365